Other Receivables and Loans to Others (Details) - Schedule of Other Receivables - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 16, 2023	Dec. 31, 2022
Schedule of other Receivables [Abstract]
Government institutions	$ 685		$ 924
Prepaid expenses	940		469
Advances to suppliers			417
Shares receivable from the Amendment of the Buffalo Agreement (see note 4J)	510
Other	9		118
Total	$ 2,144	$ 937	$ 1,928